Leases - Schedule of Other Information of Operating Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating cash flow from operating lease	$ 162,560
Right-of-use assets obtained in exchange for operating lease liabilities	$ 197,524
Weighted average discount rate for operating lease	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	1 year 2 months 30 days
Maximum [Member]
Remaining lease term for operating lease (years)	2 years 8 months 2 days